Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense by Nature [Line Items]
Royalty expenses	$ (2,620)	$ (1,777)	$ (2,746)
Non-cash stock based compensation expense	48,925	58,622	33,402
Personnel expenses	(42,968)
Total research and development expenses	(79,227)	(78,458)	(58,154)
Total selling, general and administrative expenses	(44,750)	(43,413)	(30,223)
Selling, General and Administrative Expenses [Member]
Expense by Nature [Line Items]
Wages and salaries	(7,019)	(4,978)	(3,959)
Social charges on free shares and stock option grants	(881)	(3,130)	(4,937)
Non-cash stock based compensation expense	(26,586)	(25,415)	(12,839)
Personnel expenses	(34,486)	(33,523)	(21,735)
Purchases and external expenses	(9,138)	(8,854)	(6,765)
Other	(1,126)	(1,035)	(1,723)
Personnel Expenses [Member]
Expense by Nature [Line Items]
Wages and salaries	(20,005)	(16,902)	(14,110)
Social charges on free shares and stock option grants	(1,969)	(6,981)	(13,564)
Non-cash stock based compensation expense	(50,418)	(58,622)	(33,402)
Personnel expenses	(72,392)	(82,505)	(61,076)
Research and Development Expenses [Member]
Expense by Nature [Line Items]
Royalty expenses	(2,620)	(1,777)	(2,746)
Wages and salaries	(12,986)	(11,924)	(10,151)
Social charges on free shares and stock option grants	(1,088)	(3,851)	(8,626)
Non-cash stock based compensation expense	(23,832)	(33,207)	(20,563)
Personnel expenses	(37,906)	(48,982)	(39,341)
Purchases and external expenses	(38,458)	(27,720)	(16,920)
Other	$ (2,863)	$ (1,756)	$ (1,893)